COLLABORATION INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in millions)	December 31, 2025	December 31, 2024
Raw materials	$24.1	$17.5
Work-in-process	1.1	4.4
Finished goods	6.8	2.0
Total collaboration inventories, net	$32.0	$23.9